Property, Machinery and Equipment, Net - Disclosure of Net Change in Property, Machinery and Equipment (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	$ 230,134	$ 216,694	$ 205,542
Capital expenditures	9,514	12,676	11,454
Additions through capital leases	2,096	7	63
Capitalization of financial expense		175	73
Stripping costs	809	421	723
Total capital expenditures	12,419	13,279	12,313
Disposals	(1,844)	(1,841)	(2,247)
Reclassifications	(1,634)	(4,549)	(3,099)
Business combinations	6,492	0	4,004
Depreciation and depletion for the period	(13,955)	(14,041)	(13,086)
Impairment losses	(984)	(1,899)	(1,145)
Foreign currency translation effects	1,532	22,491	14,412
Net book value at end of period	232,160	230,134	216,694
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	395,922	360,089	324,210
Net book value at end of period	411,515	395,922	360,089
Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(165,788)	(143,395)	(118,668)
Net book value at end of period	(179,355)	(165,788)	(143,395)
Land and mineral reserves [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	80,917	74,226
Capital expenditures	547	2,149
Additions through capital leases	0	0
Capitalization of financial expense		0
Stripping costs	809	421
Total capital expenditures	1,356	2,570
Disposals	(347)	(388)
Reclassifications	(784)	(2,029)
Business combinations	2,179	0
Depreciation and depletion for the period	(2,571)	(2,426)
Impairment losses	(202)	(671)
Foreign currency translation effects	(1,895)	9,635
Net book value at end of period	78,653	80,917	74,226
Land and mineral reserves [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	97,218	86,441
Net book value at end of period	95,495	97,218	86,441
Land and mineral reserves [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(16,301)	(12,215)
Net book value at end of period	(16,842)	(16,301)	(12,215)
Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	27,516	27,335
Capital expenditures	802	1,856
Additions through capital leases	0	0
Capitalization of financial expense		0
Stripping costs	0	0
Total capital expenditures	802	1,856
Disposals	(223)	(141)
Reclassifications	(82)	(703)
Business combinations	749	0
Depreciation and depletion for the period	(1,967)	(2,033)
Impairment losses	(1)	(303)
Foreign currency translation effects	908	1,505
Net book value at end of period	27,702	27,516	27,335
Building [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	51,740	48,563
Net book value at end of period	53,927	51,740	48,563
Building [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(24,224)	(21,228)
Net book value at end of period	(26,225)	(24,224)	(21,228)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	104,454	101,280
Capital expenditures	8,165	8,671
Additions through capital leases	2,096	7
Capitalization of financial expense		0
Stripping costs	0	0
Total capital expenditures	10,261	8,678
Disposals	(1,274)	(1,268)
Reclassifications	(768)	(1,731)
Business combinations	3,136	0
Depreciation and depletion for the period	(9,417)	(9,582)
Impairment losses	(763)	(547)
Foreign currency translation effects	719	7,624
Net book value at end of period	106,348	104,454	101,280
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	229,717	211,232
Net book value at end of period	242,636	229,717	211,232
Machinery and equipment [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(125,263)	(109,952)
Net book value at end of period	(136,288)	(125,263)	(109,952)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	17,247	13,853
Capital expenditures	0	0
Additions through capital leases	0	0
Capitalization of financial expense		175
Stripping costs	0	0
Total capital expenditures	0	175
Disposals	0	(44)
Reclassifications	0	(86)
Business combinations	428	0
Depreciation and depletion for the period	0	0
Impairment losses	(18)	(378)
Foreign currency translation effects	1,800	3,727
Net book value at end of period	19,457	17,247	13,853
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	17,247	13,853
Net book value at end of period	19,457	17,247	13,853
Construction in progress [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	0	0
Net book value at end of period	$ 0	$ 0	$ 0